Note 9 - Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2023
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended March 31,
	2023	2022
Numerator (basic and diluted)
Net earnings	$21,344	$14,066
Less: Allocation to unvested restricted stock units	329	543
Net earnings attributable to common shareholders	$21,015	$13,523

Denominator (basic and diluted)
Weighted average common shares outstanding	7,216,142	6,623,769

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Year Ended March 31,
	2023	2022
Restricted Stock Units	55,546	76,424